                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 Rivus Bond Fund
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2010

                                                                                                       SHARES           VALUE
                                                                                                   --------------   -------------
COMMON STOCK (0.06%)
MEDIA (0.06%)
World Color Press, Inc. (a)                                                                                 6,912   $      76,428
                                                                                                   --------------   -------------
TOTAL COMMON STOCK (Cost of $68,750)                                                                                       76,428
                                                                                                                    -------------

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                                POOR'S RATING(b)   AMOUNT (000'S)
                                                                                ----------------   --------------
CORPORATE DEBT SECURITIES (84.99%)
AUTOMOTIVE (2.20%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                                           B2/CCC        $        1,000       1,005,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                                    B2/CCC                   500         487,499
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13                         Ba3/B-                 1,000       1,019,661
Goodyear Tire & Rubber Co., Sr. Unsec. Notes, 10.50%, 05/15/16(c)                     B1/B+                   250         271,874
                                                                                                                    -------------
                                                                                                                        2,784,034
                                                                                                                    -------------
CHEMICALS (1.50%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A                                Ba1/BB+                  500         505,000
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19                                 Baa3/BBB-                 500         612,056
Grupo Petrotemex SA de CV, Sr. Unsec. Notes, 9.50%, 08/19/14, 144A                   Ba2/BB                   500         540,000
Westlake Chemicals, Gtd., 6.625%, 01/15/16(c)                                        Ba2/BB+                  250         240,000
                                                                                                                    -------------
                                                                                                                        1,897,056
                                                                                                                    -------------
DIVERSIFIED FINANCIAL SERVICES (18.18%)
American Express Co., Sr. Unsec. Notes, 7.00%, 03/19/18                              A3/BBB+                1,000       1,153,392
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                                    A3/A-                 1,000         996,300
BNP Paribas, Sub. Notes, 5.186%, 06/29/15, 144A(d),(e)                               Baa1/A                 1,000         820,000
Capital One Capital V, Co. Gty., 10.25%, 08/15/39                                    Baa3/BB                1,500       1,582,500
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/77(c),(d)                              Ba1/BB-                  500         486,968
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15                                    A3/A                  1,000       1,048,882
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19                                        A3/A                    500         596,061
Cobank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                                       A2/A                    500         576,829
Credit Agricole SA, 6.637%, 05/31/17, 144A(d),(e)                                     A3/A-                   800         588,000
Export-Import Bank of Korea, Sr. Notes, 8.125%, 01/21/14                              A1/A                    500         571,995
FleetBoston Financial Corp., Sub. Notes, 6.875%, 01/15/28                             A3/A-                   500         507,245
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%, 02/22/11                   Aa2/AA+                1,000       1,032,138
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39                   Aa2/AA+                1,000       1,104,131
GMAC, Inc., Co. Gty., 7.25%, 03/02/11                                                 B3/B                    633         643,285
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A(c)                     A1/A-                 2,500       2,499,564
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                                 A3/A                  1,000       1,040,991
Jefferies Group, Inc., Sr. Unsec. Notes, 6.875%, 04/15/21                           Baa2/BBB                  250         250,648
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                                 Aa2/A+                 1,000       1,088,962
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                               Aaa/AAA                  500         539,818
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                                     A2/A                  1,000       1,066,781
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                                 A3/A-                   500         534,774
National Agricultural Cooperative Federation, Sr. Notes, 5.00%, 09/30/14,
   144A                                                                               A1/A                    500         520,352
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                                      Aa3/A                   500         523,394
UBS PFD Funding Trust I, Co. Gty., 8.622%, 10/01/10(d),(e)                          Baa3/BBB-               1,000         976,540
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/15/16(d),(e)                          Baa3/BBB-                 500         428,750
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/15/11(d),(e)                        Ba1/A-                 1,000         795,000
Wells Fargo Capital XV, 9.75%, 09/26/13(d),(e)                                       Ba1/A-                 1,000       1,070,000
                                                                                                                    -------------
                                                                                                                       23,043,300
                                                                                                                    -------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                                POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                                ----------------   --------------   -------------
ENERGY (10.84%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                       A3/A-        $          500   $     639,297
Florida Gas Transmission Co., LLC, Sr. Unsec. Notes, 9.19%, 11/01/24,
   144A                                                                             Baa2/BBB                  150         181,163
Gaz Capital SA, Notes, 8.125%, 07/31/14, 144A                                       Baa1/BBB                  500         544,400
KazMunaiGaz Finance Sub BV, Co. Gty., 11.75%, 01/23/15, 144A                        Baa2/BB+                  500         611,900
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19                                  Baa1/BBB+                 500         614,723
NiSource Finance Corp., Co. Gty., 10.75%, 03/15/16                                  Baa3/BBB-                 250         320,384
ONEOK Partners LP, Sr. Notes, 8.625%, 03/01/19                                      Baa2/BBB                  375         461,980
Petrobras International Finance Co., Sr. Unsub. Notes, 6.125%, 10/06/16             Baa1/BBB-                 500         530,793
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19                                      Baa1/BBB                  250         297,500
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20, 144A                                Baa1/BBB                  750         787,500
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec., 9.75%, 08/14/19,
   144A                                                                             Baa3/BBB                  500         570,000
Pride International, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19                        Ba1/BBB-                  500         518,750
SEACOR Holdings, Inc., Sr. Notes, 7.375%, 10/01/19                                  Ba1/BBB-                1,000       1,056,066
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19                            Aa1/AA                 1,000       1,031,984
Sunoco Logistics Partners Operations LP, Co. Gty., 5.50%, 02/15/20                  Baa2/BBB                  335         347,637
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                                 Baa2/BBB+                 500         462,463
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39                             Baa2/BBB                  500         667,491
Weatherford International, Inc., Co. Gty., 6.80%, 06/15/37                          Baa1/BBB                  600         564,152
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                                A2/A                  2,539       3,536,814
                                                                                                                    -------------
                                                                                                                       13,744,997
                                                                                                                    -------------
FOOD AND BEVERAGE (0.12%)
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19                                 Baa2/BBB-                 125         149,272
                                                                                                                    -------------
GAMING, LODGING & LEISURE (0.50%)
Wynn Las Vegas LLC, 7.875%, 11/01/17, 144A(c)                                        Ba3/BB+                  125         126,563
Wynn Las Vegas LLC, 7.875%, 05/01/20, 144A(c)                                        Ba3/BB+                  500         502,500
                                                                                                                    -------------
                                                                                                                          629,063
                                                                                                                    -------------
HEALTHCARE (1.60%)
Boston Scientific Corp., Sr. Unsec. Notes, 6.00%, 01/15/20                          Ba1/BBB-                  500         496,414
Fresenius US Finance II, Inc., Co. Gty, 9.00%, 07/15/15, 144A                        Ba1/BB                   250         270,938
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 05/15/16(c)               B3/B-                   150         150,375
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18                     A1/AA                   500         605,525
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(c)                                     B1/BB-                   500         510,000
                                                                                                                    -------------
                                                                                                                        2,033,252
                                                                                                                    -------------
INDUSTRIAL (3.67%)
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20                          Baa3/BBB-                 500         516,699
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17(c)                                     Ba2/B+                   250         241,563
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A                   Baa2/BBB                1,000       1,066,765
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13(c)                              Ba1/BB+                  250         252,500
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15(c)                              Ba1/BB+                1,000       1,000,000
Lorillard Tobacco Co., Co. Gty., 6.875%, 05/01/20                                   Baa2/BBB-                 500         507,916
Sealed Air Corp., Sr. Notes, 7.875%, 06/15/17, 144A(c)                              Baa3/BB+                  500         522,642
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20                     Baa2/BBB                  500         545,262
                                                                                                                    -------------
                                                                                                                        4,653,347
                                                                                                                    -------------
INSURANCE (7.43%)
AIG SunAmerica Global Finance VI, Sr. Sec. Notes, 6.30%, 05/10/11,
   144A                                                                               A1/A+                 1,000       1,010,000
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                              A3/A-                   750         784,607
American International Group, Inc., 8.175%, 05/15/68(c),(d)                          Ba2/BBB                1,000         790,000
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(c),(d)                  Baa3/BB                1,000       1,080,000
Lincoln National Corp., 6.05%, 04/20/67(c),(d)                                       Ba1/BBB                  500         375,000
Massachusetts Mutual Life Insurance Co., Notes, 8.875%, 06/01/39, 144A               A1/AA-                   500         665,295

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                                POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                                ----------------   --------------   -------------
INSURANCE (CONTINUED)
Metlife Capital Trust X, 9.25%, 04/08/68, 144A(c),(d)                               Baa2/BBB       $          500   $     540,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(c)                                  Baa2/BBB                  500         594,265
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11(f)                                  WR/NR                 1,500       1,535,400
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(c),(d)                 Baa3/BBB+               1,000       1,055,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(c),(d)                         A3/BBB                   500         469,186
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                        Baa2/BBB+                 500         523,258
                                                                                                                    -------------
                                                                                                                        9,422,011
                                                                                                                    -------------
MEDIA (9.71%)
CBS Corp., Co. Gty., 8.875%, 05/15/19                                               Baa3/BBB-                 350         440,341
Comcast Corp., Gtd., 7.05%, 03/15/33                                                Baa1/BBB+               2,000       2,309,122
COX Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A                     Baa3/BBB-                 500         575,604
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                                  WR/BBB+                2,000       2,436,008
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17(c)               Ba2/BB                   500         551,250
News America Holdings, Inc., Co. Gty., 7.90%, 12/31/95                              Baa1/BBB+               1,400       1,669,514
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                                Baa2/BBB                3,000       4,038,915
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                            Baa3/BBB-                 250         289,453
World Color Press, Inc., Escrow Notes, --%, 12/01/49                                  WR/NA                 1,000              --
                                                                                                                    -------------
                                                                                                                       12,310,207
                                                                                                                    -------------
MINING (2.62%)
Anglo American Capital, Co. Gty., 9.375%, 04/08/19, 144A                            Baa1/BBB                  500         643,097
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                         Baa1/A-                  500         587,663
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17(c)                         Ba2/BBB-                  500         550,000
Teck Cominco Ltd., Sr. Unsec. Notes, 6.125%, 10/01/35                               Baa3/BBB                1,000         995,000
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                       Baa2/BBB+                 500         544,609
                                                                                                                    -------------
                                                                                                                        3,320,369
                                                                                                                    -------------
PAPER (1.46%)
Abitibi-Consolidated, Inc., Sr. Unsec. Notes, 8.85%, 08/01/30(g)                      WR/NA                   500          71,250
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                               Ba2/BB                 2,000       1,775,000
                                                                                                                    -------------
                                                                                                                        1,846,250
                                                                                                                    -------------
REAL ESTATE INVESTMENT TRUST (REIT) (5.82%)
BioMed Realty LP, Co, Gty., 6.125%, 04/15/20, 144A                                  Baa3/BBB-                 350         364,420
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18                                   Baa2/BBB-                 500         531,901
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19                                   Baa2/BBB-                 500         579,299
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13                  Baa1/BBB+                 750         807,955
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.65%, 06/01/16                  Baa1/BBB+                 210         224,289
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17                  Baa1/BBB+                 290         315,381
First Industrial LP, Sr. Unsec. Notes, 7.50%, 12/01/17                               Ba3/BB                   200         182,852
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                                     Baa2/BBB                1,000       1,100,106
Mack-Cali Realty Corp., Sr. Unsec. Notes, 7.75%, 08/15/19                           Baa2/BBB                  665         781,455
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15               Baa2/BBB                  500         540,653
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18                           A3/A-                   750         827,832
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A                                     A2/A-                   500         555,728
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                                   A2/A-                   500         564,165
                                                                                                                    -------------
                                                                                                                        7,376,036
                                                                                                                    -------------
RETAIL & RESTAURANT (0.99%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                        Baa3/BBB                  500         577,549
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16(c)                             B2/B+                   500         517,500
Limited Brands, Inc., Sr. Notes, 8.50%, 06/15/19                                     Ba1/BB                   150         161,625
                                                                                                                    -------------
                                                                                                                        1,256,674
                                                                                                                    -------------
TECHNOLOGY (0.08%)
Mantech International Corp., Co. Gty., 7.25%, 04/15/18, 144A(c)                      Ba2/BB+                  100         101,000
                                                                                                                    -------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                    MOODY'S/
                                                                                   STANDARD &         PRINCIPAL
                                                                                POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                                ----------------   --------------   -------------
TELECOMMUNICATIONS (8.42%)
Deutsche Telekom International Finance BV, Gtd., 8.75%, 06/15/30                    Baa1/BBB+      $        2,000   $   2,583,392
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18                    Ba2/BB                   500         496,875
GTE Corp., Co. Gty., 6.94%, 04/15/28                                                 Baa1/A                 1,500       1,650,209
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(c)                                     B1/BB-                   500         526,250
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(c)                                   Ba1/BBB-                1,000         935,000
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(c)                                   Ba1/BBB-                  500         458,750
Sprint Capital Corp, 8.75%, 03/15/32                                                 Ba3/BB-                1,000         955,000
Valor Telecommunications Enterprises Finance Corp., Co. Gty., 7.75%,
   02/15/15(c)                                                                      Baa3/BB+                1,000       1,020,000
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                       A3/A                  1,646       2,051,163
                                                                                                                    -------------
                                                                                                                       10,676,639
                                                                                                                    -------------
TRANSPORTATION (3.84%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(c),(d)                             Baa2/BBB                  250         238,125
Erac USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                              Baa2/BBB+               1,500       1,634,549
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                            Baa2/BBB                1,750       1,988,928
GATX Corp., Notes, 4.75%, 10/01/12                                                  Baa1/BBB+                 500         526,368
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(c)                                       Ba2/BB+                  500         476,250
                                                                                                                    -------------
                                                                                                                        4,864,220
                                                                                                                    -------------
UTILITIES (6.01%)
Avista Corp., 5.95%, 06/01/18                                                       Baa1/BBB+                 500         554,652
Avista Corp., 5.125%, 04/01/22                                                      Baa1/BBB+                 500         532,777
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17                   Baa2/A-                  500         570,253
FPL Group Capital, Inc., Co. Gty., Series D, 7.30%, 09/01/67(c),(d)                 Baa2/BBB                  500         492,500
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                                  Aa2/A+                 1,550       2,123,250
MidAmerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                            A3/BBB+                  500         589,861
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                                   Baa1/BBB                  500         566,265
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21                                  Baa1/BBB                1,000       1,067,062
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                             A3/AAA                   500         521,343
Toledo Edison Co., 7.25%, 05/01/20                                                  Baa1/BBB                  500         605,776
                                                                                                                    -------------
                                                                                                                        7,623,739
                                                                                                                    -------------
TOTAL CORPORATE DEBT SECURITIES (Cost of $98,238,425)                                                                 107,731,466
                                                                                                                    -------------
ASSET BACKED SECURITIES (0.90%)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
   03/25/37                                                                          Aa3/AAA                  317         300,302
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.79%,
   12/22/25, 144A                                                                    Aaa/AAA                   47          48,338
Sonic Capital LLC, Series 2006-1A, Class A2, 5.096%, 12/20/31, 144A                 Baa2/BBB-                 820         796,309
                                                                                                                    -------------
TOTAL ASSET BACKED SECURITIES (Cost of $1,164,094)                                                                      1,144,949
                                                                                                                    -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (6.79%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37,
   144A                                                                              Aaa/AAA                  700         753,206
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AM,
   5.963%, 05/10/45(d)                                                                A2/A                  1,440       1,288,103
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(d)               Aaa/AAA                  500         474,229
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%,
   10/14/22, 144A                                                                     A2/A                    500         517,451
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-
   CB16, Class A4, 5.552%, 05/12/45                                                  Aaa/AAA                1,000       1,048,295
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-
   CB20, Class A4, 5.794%, 02/12/51(d)                                               Aaa/A+                   880         890,302
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%,
   02/15/40                                                                           A3/A+                   970         965,702

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                                    MOODY'S/
                                                                                   STANDARD &        PRINCIPAL
                                                                                POOR'S RATING(b)   AMOUNT (000'S)       VALUE
                                                                                ----------------   --------------   -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%,
   02/15/40                                                                          A3/A+         $        1,375   $   1,379,157
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49               A3/A+                    750         776,633
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
   5.679%, 10/15/48                                                                 Aaa/AAA                   500         517,894
                                                                                                                    -------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $6,828,703)                                                        8,610,972
                                                                                                                    -------------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (3.98%)
FHLMC Pool # A15675, 6.00%, 11/01/33                                                Aaa/AAA                   703         773,627
FHLMC Pool # B11892, 4.50%, 01/01/19                                                Aaa/AAA                   804         857,520
FNMA Pool # 754791, 6.50%, 12/01/33                                                 Aaa/AAA                   886         987,491
FNMA Pool # 763852, 5.50%, 02/01/34                                                 Aaa/AAA                 1,446       1,556,715
FNMA Pool # 889554, 6.00%, 04/01/38                                                 Aaa/AAA                   542         588,736
GNSF Pool # 417239, 7.00%, 02/15/26                                                 Aaa/AAA                    35          40,209
GNSF Pool # 780374, 7.50%, 12/15/23                                                 Aaa/AAA                    18          20,989
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class
   1A19, 6.00%, 07/25/37                                                             B2/B                     247         216,758
                                                                                                                    -------------
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $4,614,511)                                                       5,042,045
                                                                                                                    -------------
MUNICIPAL BONDS (0.81%)
State of Illinois, Build America Bonds, GO, 6.900%, 03/01/35                         A1/A+                500,000         482,800
State of California, Build America Bonds, GO, 7.625%, 03/01/40                       A1/A-                500,000         540,235
                                                                                                                    -------------
TOTAL MUNICIPAL BONDS (Cost of $1,018,995)                                                                              1,023,035
                                                                                                                    -------------

                                                                                                       SHARES
                                                                                                   --------------
PREFERRED STOCK (0.08%)
GMAC, Inc., 144A                                                                    Caa2/C                    134         104,156
                                                                                                                    -------------
TOTAL PREFERRED STOCK (Cost of $42,177)                                                                                   104,156
                                                                                                                    -------------
WARRANTS (0.01%)
World Color Press, Inc. Strike price @ 13.00, 07/20/14                                                      3,917           5,053
World Color Press, Inc. Strike price @ 16.30, 07/20/14                                                      3,917           3,212
                                                                                                                    -------------
TOTAL WARRANTS (Cost of $9,922)                                                                                             8,265
                                                                                                                    -------------
TOTAL INVESTMENTS (97.62%)
   (Cost $111,985,577) *                                                                                              123,741,316
                                                                                                                    -------------
OTHER ASSETS AND LIABILITIES (2.38%)                                                                                    3,022,454
                                                                                                                    -------------
NET ASSETS (100.00%)                                                                                                $ 126,763,770
                                                                                                                    =============

(a)  Non-income producing security.

(b) Ratings for debt securities are unaudited. All ratings are as of June 30, 2010 and may have changed subsequently.

(c)  This security is callable.

(d)  Variable rate security. Rate disclosed is as of June 30, 2010.

(e)  Security is perpetual. Date shown is next call date.

(f)  Security was valued using fair value procedures as of June 30, 2010.

(g)  Security is in default.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2010, these securities amounted to 17.12% of net assets.

*    Aggregate cost for Federal income tax purposes $111,985,577.

Gross unrealized appreciation   $13,565,781
Gross unrealized depreciation    (1,810,042)
                                -----------
Net unrealized appreciation     $11,755,739
                                ===========

Legend

Co. Gty. - Company Guaranty
Debs. - Debentures
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNSF - Government National Mortgage Association (Single Family)
GO - General Obligation
Gtd. - Guaranteed
NA - Not Available
NR - Not Rated
Sec. - Secured
Sr. - Senior
Sub. - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
WR - Withdrawn Rating


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                 RIVUS BOND FUND

                NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                  JUNE 30, 2010

                                   (UNAUDITED)

A. SECURITY VALUATION - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At June 30, 2010, Penn Central Corp. was valued using fair value procedures and represented 1.21% of net assets.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of June 30, 2010 is as follows:

                                                                      LEVEL 2        LEVEL 3
                                         TOTAL MARKET    LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                           VALUE AT      QUOTED     OBSERVABLE    UNOBSERVABLE
                                           06/30/10       PRICE       INPUTS         INPUTS
                                         ------------   --------   ------------   ------------
COMMON STOCK *                           $     76,428   $ 76,428   $         --    $       --
CORPORATE DEBT SECURITIES                 107,731,466         --    106,196,066     1,535,400
RESIDENTIAL MORTGAGE-BACKED SECURITIES      5,042,045         --      5,042,045            --
COMMERCIAL MORTGAGE-BACKED SECURITIES       8,610,972         --      8,610,972            --
ASSET BACKED SECURITIES                     1,144,949         --      1,144,949            --
MUNICIPAL BONDS                             1,023,035         --      1,023,035            --
PREFERRED STOCK                               104,156    104,156             --            --
WARRANTS                                        8,265         --          8,265            --
                                         ------------   --------   ------------    ----------
TOTAL INVESTMENTS                        $123,741,316   $180,584   $122,025,332    $1,535,400
                                         ============   ========   ============    ==========

*    See Schedule of Investments for industry breakout.

                                 RIVUS BOND FUND

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                           JUNE 30, 2009 (CONTINUED)

                                  (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                    CORPORATE DEBT
                                      SECURITIES
                                    (MARKET VALUE)
                                    --------------
BALANCE AS OF MARCH 31, 2010          $1,544,970
Accrued discounts/premiums                (3,299)
Realized gain (loss)                          --
Change in unrealized appreciation
   (depreciation)                         (6,271)
Net purchases (sales)                         --
Transfer in and/or out of Level 3             --
                                      ----------
BALANCE AS OF JUNE 30, 2010           $1,535,400
                                      ==========

The Fund's policy is to recognize transfers in and transfers out as of the beginning of the fiscal period.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rivus Bond Fund


By (Signature and Title)* /s/ Clifford D. Corso
                          ----------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 8/20/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Clifford D. Corso
                          ----------------------------------
                          Clifford D. Corso, President
                          (principal executive officer)

Date 8/20/10


By (Signature and Title)* /s/ Joseph L. Sevely
                          ----------------------------------
                          Joseph L. Sevely, Treasurer
                          (principal financial officer)

Date 8/20/10

* Print the name and title of each signing officer under his or her signature.